Options - Schedule of Members of Options outstanding by ASX code (Details) (20-F)	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares	38,000,000	55,102,778
Exercisable at the end of the financial year | shares	38,000,000	48,102,778
Weighted average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.015	$ 0.016
Weighted average exercise price of options, exercisable at the end of the financial year | $ / shares	$ 0.015	$ 0.017
Unlisted Employee Options, to Kentgrove (Expiring August 8, 2021)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares	12,500,000
Weighted average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.015
Unlisted Employee Options, GTGAD (Expiring September 14, 2020)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares
Weighted average exercise price of options, balance at the end of the financial year | $ / shares
Unlisted Employee Options, GTGAD (Expiring November 24, 2020)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares		19,236,111
Weighted average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.020
Unlisted Employee Options, GTGAD (Expiring March 31, 2021)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares	5,000,000	5,000,000
Weighted average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.020	$ 0.020
Unlisted Employee Options, GTGAD (Expiring February 16, 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares	5,500,000	10,500,000
Weighted average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.010	$ 0.010
Unlisted Employee Options, ESOP Options (Expiring December 11, 2021)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares	15,000,000
Weighted average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.010
Unlisted Employee Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares	25,500,000	34,736,111	54,736,111
Weighted average exercise price of options, balance at the end of the financial year | $ / shares	$ 0.015	$ 0.017	$ 0.016
Unlisted Options Attached to Convertible Notes, GTGAC (expiring December 2, 2018) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the end of the financial year | shares		20,366,667
Weighted average exercise price of options, balance at the end of the financial year | $ / shares		$ 0.015